Trade accounts and other receivables from unrelated parties - Reconciliation of portfolios of insurance and reinsurance contracts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reinsurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	€ 52,206	€ 22,124
Incurred claims and other directly attributable expenses	(244,757)	(165,336)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(58,654)	1,544
Claims and other directly attributable expenses paid	(562,067)	(387,949)
Premium revenue	802,597	583,269
Foreign currency translation and other changes	687	(1,446)
Insurance contract receivables (liabilities) at end of period	(9,988)	52,206
Premium revenue for past performance years	(14,916)	9,038
Reinsurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	53,137	23,925
Incurred claims and other directly attributable expenses	(245,035)	(166,161)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(58,654)	1,544
Claims and other directly attributable expenses paid	(562,067)	(387,949)
Premium revenue	802,597	583,269
Foreign currency translation and other changes	735	(1,491)
Insurance contract receivables (liabilities) at end of period	(9,287)	53,137
Reinsurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	(931)	(1,801)
Incurred claims and other directly attributable expenses	278	825
Foreign currency translation and other changes	(48)	45
Insurance contract receivables (liabilities) at end of period	(701)	(931)
Insurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	26,836	20,415
Incurred claims and other directly attributable expenses	(242,885)	(209,198)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(16,108)	(2,666)
Claims and other directly attributable expenses paid	(604,843)	(423,377)
Premium revenue	828,437	642,529
Foreign currency translation and other changes	224	(867)
Insurance contract receivables (liabilities) at end of period	(8,339)	26,836
Premium revenue for past performance years	(2,095)	(7,696)
Insurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	27,389	20,669
Incurred claims and other directly attributable expenses	(242,885)	(208,884)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(16,108)	(2,666)
Claims and other directly attributable expenses paid	(604,843)	(423,377)
Premium revenue	828,437	642,529
Foreign currency translation and other changes	259	(882)
Insurance contract receivables (liabilities) at end of period	(7,751)	27,389
Insurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	(553)	(254)
Incurred claims and other directly attributable expenses		(314)
Foreign currency translation and other changes	(35)	15
Insurance contract receivables (liabilities) at end of period	€ (588)	€ (553)